Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Cash flows from operating activities
Net income		$ 20,369	$ 16,240
Adjustments for non-cash items and others
Provision for credit losses		4,362	3,232
Depreciation		1,286	1,364
Deferred income taxes		(216)	(1,529)
Amortization and impairment of other intangibles		1,793	1,617
(Income) loss from joint ventures and associates		(73)	16
Losses (gains) on investment securities		(132)	(170)
Losses (gains) on disposition of business			29
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities		2,096	3,205
Net change in accrued interest receivable and payable		(1,880)	1,674
Current income taxes		(936)	945
Derivative assets		(26,594)	(4,797)
Derivative liabilities		20,190	17,593
Trading securities		(35,767)	8,886
Loans		(62,098)	(55,007)
Assets purchased under reverse repurchase agreements and securities borrowed		41,120	(10,168)
Obligations related to assets sold under repurchase agreements and securities loaned		(15,805)	(35,581)
Obligations related to securities sold short		14,605	727
Deposits		106,085	91,596
Brokers and dealers receivable and payable		(107)	(304)
Other		(13,078)	(16,429)
Net cash from (used in) operating activities		55,220	23,139
Cash flows from investing activities
Change in interest-bearing deposits with banks		15,656	5,066
Proceeds from sales and maturities of investment securities		232,439	182,335
Purchases of investment securities		(314,421)	(193,307)
Net acquisitions of premises and equipment and other intangibles		(2,243)	(2,280)
Net proceeds from (cash transferred for) dispositions			15
Cash used in acquisitions, net of cash acquired			(12,716)
Net cash from (used in) investing activities		(68,569)	(20,887)
Cash flows from financing activities
Issuance of subordinated debentures		2,991	3,250
Repayment of subordinated debentures		(2,750)	(1,500)
Issue of common shares, net of issuance costs		72	159
Common shares purchased for cancellation		(2,768)	(140)
Issue of preferred shares and other equity instruments, net of issuance costs		4,945	2,702
Redemption of preferred shares and other equity instruments		(2,350)	(1,021)
Sales of treasury shares and other equity instruments		10,699	6,717
Purchases of treasury shares and other equity instruments		(10,727)	(6,527)
Dividends paid on shares and distributions paid on other equity instruments		(8,800)	(6,637)
Dividends/distributions paid to non-controlling interests		(39)	(6)
Change in short-term borrowings of subsidiaries		2,804	(4,507)
Repayment of lease liabilities		(788)	(636)
Net cash from (used in) financing activities		(6,711)	(8,146)
Effect of exchange rate changes on cash and due from banks		361	628
Net change in cash and due from banks		(19,699)	(5,266)
Cash and due from banks at beginning of period	[1]	56,723	61,989
Cash and due from banks at end of period	[1]	37,024	56,723
Cash flows from operating activities include:
Amount of interest paid		70,976	73,639
Amount of interest received		100,508	102,127
Amount of dividends received		3,982	3,502
Amount of income taxes paid		$ 6,087	$ 3,410

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2025 (October 31, 2024 – $2 billion; October 31, 2023 – $3 billion).